THE ALGER INSTITUTIONAL FUNDS
360 Park Avenue South
New York, New York  10010

October 18, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               The Alger Institutional Funds (File Nos.: 811-7986, 33-68124)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Institutional Funds (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 31 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment includes certain non-material changes, and also includes a new name and new investment strategy and risk, changing Alger Large Cap Growth Institutional Fund to Alger Capital Appreciation Focus Fund.  The Amendment also includes registration of new Class A, Class C, and Class Z classes of shares for this series of the Trust.  We anticipate that this Amendment will become effective on December 31, 2012, with certain information updated in an amendment to the Registration Statement filed pursuant to Rule 485(b).

Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:  Hal Liebes, Esq.